Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax asset, net operating loss	$ 4,549,000	$ 2,408,446
Deferred tax asset, gross	1,622,160	818,871
Research credit	75,500	69,986
Valuation allowance	(1,697,660)	(888,857)
Deferred tax asset	$ 0	$ 0